Schwab Capital Trust
Schwab Monthly Income Fund – Target Payout

Portfolio Holdings as of September 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/23	BALANCE OF SHARES HELD AT 9/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 78.2% OF NET ASSETS

U.S. Stocks 20.0%
Large-Cap 20.0%
Schwab U.S. Dividend Equity ETF	$8,086,633	$512,378	($1,205,154 )	($26,812 )	($455,421 )	$6,911,624	97,677	$196,963

International Stocks 20.1%
Developed Markets 20.1%
Schwab International Dividend Equity ETF	7,933,765	330,523	(1,528,496)	67,611	172,267	6,975,670	303,290	93,776

Real Estate 9.8%
Global Real Estate 9.8%
Schwab Global Real Estate Fund	3,956,444	228,653	(579,170)	(42,299)	(174,078)	3,389,550	594,658	102,723

Fixed Income 26.7%
Intermediate-Term Bond 19.9%
Schwab 5-10 Year Corporate Bond ETF	1,214,989	115,912	(276,916)	(12,854)	(9,425)	1,031,706	24,448	30,846
Schwab U.S. Aggregate Bond Index Fund	6,970,822	227,677	(1,142,289)	(111,812)	(84,053)	5,860,345	687,834	153,152
						6,892,051
Long-Term Government Bond 6.8%
Schwab Long-Term U.S. Treasury ETF	2,810,637	139,991	(351,293)	(5,893)	(241,582)	2,351,860	74,238	64,451
						9,243,911

Money Market Funds 1.6%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.39% (b)	432,443	117,143	—	—	11	549,597	549,433	18,482
Total Affiliated Underlying Funds (Cost $28,622,251)	$31,405,733	$1,672,277	($5,083,318 )	($132,059 )	($792,281 )	$27,070,352		$660,393

UNAFFILIATED UNDERLYING FUNDS 21.4% OF NET ASSETS

Fixed Income 21.4%
Floating Rate Loan 3.1%
T Rowe Price Institutional Floating Rate Fund, Investor Class						$1,099,431	117,210
High-Yield Bond 11.2%
BlackRock High Yield Bond Portfolio, Class K						3,876,393	577,704

Schwab Monthly Income Fund – Target Payout
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/23	BALANCE OF SHARES HELD AT 9/30/23	DISTRIBUTIONS RECEIVED(a)
Preferred 7.1%
Cohen & Steers Preferred Securities & Income Fund, Inc., Class I						$2,452,486	219,364
						7,428,310
Total Unaffiliated Underlying Funds (Cost $7,717,448)						$7,428,310
Total Investments in Securities (Cost $36,339,699)						$34,498,662

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
At September 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Monthly Income Fund – Flexible Payout

Portfolio Holdings as of September 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/23	BALANCE OF SHARES HELD AT 9/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 77.8% OF NET ASSETS

U.S. Stocks 20.0%
Large-Cap 20.0%
Schwab U.S. Dividend Equity ETF	$13,593,952	$923,917	($1,370,167 )	($15,601 )	($805,001 )	$12,327,100	174,210	$348,457

International Stocks 20.0%
Developed Markets 20.0%
Schwab International Dividend Equity ETF	13,337,658	267,313	(1,611,349)	70,738	310,790	12,375,150	538,050	165,995

Real Estate 9.6%
Global Real Estate 9.6%
Schwab Global Real Estate Fund	6,671,380	473,719	(799,390)	(78,622)	(326,989)	5,940,098	1,042,122	179,126

Fixed Income 26.6%
Intermediate-Term Bond 20.0%
Schwab 5-10 Year Corporate Bond ETF	2,032,639	75,030	(261,728)	(15,028)	(24,204)	1,806,709	42,813	54,107
Schwab U.S. Aggregate Bond Index Fund	11,809,540	520,635	(1,438,114)	(138,468)	(217,612)	10,535,981	1,236,618	266,018
						12,342,690
Long-Term Government Bond 6.6%
Schwab Long-Term U.S. Treasury ETF	4,677,053	213,569	(328,265)	(14,975)	(440,324)	4,107,058	129,642	112,644
						16,449,748

Money Market Funds 1.6%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.39% (b)	943,394	33,362	—	—	3	976,759	976,466	35,727
Total Affiliated Underlying Funds (Cost $50,535,898)	$53,065,616	$2,507,545	($5,809,013 )	($191,956 )	($1,503,337 )	$48,068,855		$1,162,074

UNAFFILIATED UNDERLYING FUNDS 22.2% OF NET ASSETS

Fixed Income 21.7%
Floating Rate Loan 3.2%
T Rowe Price Institutional Floating Rate Fund, Investor Class						$1,967,567	209,762
High-Yield Bond 11.4%
BlackRock High Yield Bond Portfolio, Class K						7,062,207	1,052,490

Schwab Monthly Income Fund – Flexible Payout
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/23	BALANCE OF SHARES HELD AT 9/30/23	DISTRIBUTIONS RECEIVED(a)
Preferred 7.1%
Cohen & Steers Preferred Securities & Income Fund, Inc., Class I						$4,407,225	394,206
						13,436,999

Money Market Funds 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.29% (b)						281,202	281,202
Total Unaffiliated Underlying Funds (Cost $14,244,806)						$13,718,201
Total Investments in Securities (Cost $64,780,704)						$61,787,056

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
At September 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Monthly Income Fund – Income Payout

Portfolio Holdings as of September 30, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/23	BALANCE OF SHARES HELD AT 9/30/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 80.2% OF NET ASSETS

U.S. Stocks 13.0%
Large-Cap 13.0%
Schwab U.S. Dividend Equity ETF	$9,515,245	$308,454	($1,382,677 )	($11,847 )	($534,765 )	$7,894,410	111,566	$226,206

International Stocks 10.9%
Developed Markets 10.9%
Schwab International Dividend Equity ETF	7,442,857	349,134	(1,348,411)	63,465	167,371	6,674,416	290,192	91,688

Real Estate 5.9%
Global Real Estate 5.9%
Schwab Global Real Estate Fund	4,236,358	350,315	(758,777)	(48,632)	(170,650)	3,608,614	633,090	109,106

Fixed Income 48.7%
Intermediate-Term Bond 34.9%
Schwab 5-10 Year Corporate Bond ETF	6,462,629	132,966	(982,769)	(37,772)	(61,624)	5,513,430	130,650	163,833
Schwab U.S. Aggregate Bond Index Fund	18,777,306	415,195	(2,889,286)	(375,480)	(163,579)	15,764,156	1,850,253	413,726
						21,277,586
Long-Term Government Bond 5.6%
Schwab Long-Term U.S. Treasury ETF	4,255,723	55,209	(516,707)	(15,558)	(350,796)	3,427,871	108,203	97,145
Short-Term Bond 8.2%
Schwab 1-5 Year Corporate Bond ETF	5,692,024	96,682	(809,345)	(2,294)	15,030	4,992,097	106,294	103,910
						29,697,554

Money Market Funds 1.7%
Schwab Variable Share Price Money Fund, Ultra Shares, 5.39% (b)	993,642	35,140	—	—	2	1,028,784	1,028,475	37,630
Total Affiliated Underlying Funds (Cost $52,633,039)	$57,375,784	$1,743,095	($8,687,972 )	($428,118 )	($1,099,011 )	$48,903,778		$1,243,244

UNAFFILIATED UNDERLYING FUNDS 19.5% OF NET ASSETS

Fixed Income 19.5%
Floating Rate Loan 3.2%
T Rowe Price Institutional Floating Rate Fund, Investor Class						$1,948,319	207,710
High-Yield Bond 9.2%
BlackRock High Yield Bond Portfolio, Class K						5,617,176	837,135

Schwab Monthly Income Fund – Income Payout
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 12/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 9/30/23	BALANCE OF SHARES HELD AT 9/30/23	DISTRIBUTIONS RECEIVED(a)
Preferred 7.1%
Cohen & Steers Preferred Securities & Income Fund, Inc., Class I						$4,314,051	385,872
						11,879,546
Total Unaffiliated Underlying Funds (Cost $12,377,692)						$11,879,546
Total Investments in Securities (Cost $65,010,731)						$60,783,324

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-traded fund
At September 30, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Monthly Income Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
• Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of September 30, 2023, are disclosed in each fund’s Portfolio Holdings.
REG88343SEP23